TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of Trade Accounts Receivables

	2024	2023
Accounts receivable	49,342,819	49,266,625
Accounts receivable in litigations	2,395,425	4,101,086
Notes receivable	524	11,589
Foreign customers	-	352,140
Subtotal	51,738,768	53,731,440
Allowance for doubtful accounts	(2,489,495)	(4,192,048)
Total	49,249,273	49,539,392

Schedule of Maturities of Accounts Receivable
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2024 and 2023. Accounts receivable aging is as follows:

	2024	2023
To expire	26,346,865	31,904,043
Past due:
0 to 30 days	17,474,236	15,308,157
31 to 60 days	1,481,764	978,918
61 to 90 days	1,003,378	607,392
More than 90 days	5,432,525	4,932,930
Total	51,738,768	53,731,440

Schedule of Financial Assets That Are Either Past Due or Impaired
Aging of past due, but not impaired, accounts receivable is as follows:

	2024	2023
Past due:
0 to 30 days	17,474,236	15,308,157
31 to 60 days	1,481,764	978,918
61 to 90 days	1,003,378	607,392
More than 90 days	2,943,030	740,882
Total	22,902,408	17,635,349
Average age of overdue balances (in days)	30	22

The average aging of past due and impaired accounts receivable is as follows:

	2024	2023
Past due:
More than 90 days	2,489,495	4,192,048
Total	2,489,495	4,192,048

Schedule of Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2023	2,894,340
Increases	4,055,385
Gain on net monetary position	(2,755,641)
Decreases (*)	(2,036)
Balance as of December 31, 2023	4,192,048
Increases, net of recoveries	655,007
Gain on net monetary position	(2,357,716)
Decreases (*)	156
Balance as of December 31, 2024	2,489,495
(*)It includes allocation of provisions for specific purposes.